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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                       (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                    May 5, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $170,771
                                         -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES      COMMON         002824100    5,508   130,000               X                         X
AMERICAN EXPRESS CO.     COMMON         025816109    5,591   110,000               X                         X
ANHEUSER-BUSCH COS.      COMMON         035229103    5,625   110,000               X                         X
AUTOMATIC DATA
  PROCESSING             COMMON         053015103    6,112   155,000               X                         X
BERKSHIRE  HATHAWAY
  INC.                   CLASS A        084670108    8,871        95               X                         X
CARDINAL HEALTH INC.     COMMON         14149Y108    5,231    75,000               X                         X
CINTAS CORP.             COMMON         172908105    5,481   125,000               X                         X
COCA-COLA COMPANY        COMMON         191216100    7,805   155,000               X                         X
EXXON MOBIL CORP.        COMMON         30231G102    6,286   150,000               X                         X
FIRST DATA CORP.         COMMON         319963104    6,155   142,000               X                         X
GANNETT CO. INC.         COMMON         364730101    6,141    70,000               X                         X
GENERAL DYNAMICS CORP.   COMMON         369550108    5,639    62,000               X                         X
GENERAL ELECTRIC CO.     COMMON         369604103    6,129   202,000               X                         X
GILLETTE CO.             COMMON         375766102    4,385   110,000               X                         X
HARLEY-DAVIDSON INC.     COMMON         412822108    6,267   115,000               X                         X
HOME DEPOT INC.          COMMON         437076102    5,987   163,000               X                         X
ILLINOIS TOOL WORKS      COMMON         452308109    5,483    67,000               X                         X
JOHNSON & JOHNSON        COMMON         478160104    6,492   125,000               X                         X
MERCK & CO. INC.         COMMON         589331107    4,973   110,000               X                         X


MICROSOFT CORP.          COMMON         594918104    5,107   200,000               X                         X
OMNICOM GROUP            COMMON         681919106    5,862    73,000               X                         X
PFIZER INC.              COMMON         717081103    6,518   185,000               X                         X
PROCTER & GAMBLE CO.     COMMON         742718109    6,315    60,000               X                         X
STATE STREET CORP.       COMMON         857477103    6,012   118,000               X                         X
SYSCO CORPORATION        COMMON         871829107    5,637   145,000               X                         X
WAL-MART STORES INC.     COMMON         931142103    6,780   115,000               X                         X
WASHINGTON MUTUAL INC.   COMMON         939322103    1,965    50,000               X                         X
WENDY'S INTERNATIONAL
  INC.                   COMMON         950590109    5,209   130,000               X                         X
WRIGLEY (WM.) JR. CO.    COMMON         982526105    6,205   103,000               X                         X
     TOTAL                                         170,771
